SCHEDULE H - SCHEDULE OF ASSETS (Details) - EBP 004	12 Months Ended
Dec. 31, 2025 USD ($) numberOfParticipantLoans shares
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Plan Name	Aflac Incorporated 401(k) Savings and Profit Sharing Plan
Entity Tax Identification Number	58-1167100
EBP, Plan Number	004
EBP, Asset Held for Investment, Participant Loans, Number of Loans Outstanding | numberOfParticipantLoans	1,911	[1],[2]
EBP, Asset Held for Investment, Participant Loan, Cost of Loan	$ 0	[1],[2]
EBP, Asset Held for Investment	$ 1,224,954,493
Investment, Identifier [Axis]: Aflac Incorporated common stock
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true	[2]
EBP, Investment, Issuer Name [Extensible Enumeration]	Aflac Incorporated Common Stock	[2]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]	[2]
EBP, Investment, Number of Shares | shares	1,744,830	[2]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 192,410,829	[2]
Investment, Identifier [Axis]: American Funds Europacific Growth Fund, R6
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	American Funds Europacific Growth Fund, R6 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund
EBP, Investment, Number of Shares | shares	332,030
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 20,114,392
Investment, Identifier [Axis]: Fidelity Balanced Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true	[2]
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity Balanced Fund	[2]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund	[2]
EBP, Investment, Number of Shares | shares	3,919,758	[2]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 125,941,839	[2]
Investment, Identifier [Axis]: Fidelity Stock Selector Small Cap Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true	[2]
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity Stock Selector Small Cap Fund	[2]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund	[2]
EBP, Investment, Number of Shares | shares	226,568	[2]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 9,590,617	[2]
Investment, Identifier [Axis]: Fidelity Total Bond Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true	[2]
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity Total Bond Fund	[2]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund	[2]
EBP, Investment, Number of Shares | shares	1,526,596	[2]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 14,762,186	[2]
Investment, Identifier [Axis]: Fidelity U.S. Bond Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true	[2]
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity U.S. Bond Index Fund	[2]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund	[2]
EBP, Investment, Number of Shares | shares	615,578	[2]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 6,500,502	[2]
Investment, Identifier [Axis]: JPMorgan Large Cap Growth Fund, R6
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	JPMorgan Large Cap Growth Fund, R6 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund
EBP, Investment, Number of Shares | shares	1,150,030
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 99,408,562
Investment, Identifier [Axis]: Participant Loans
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Participant Loan, after Deemed Distribution	$ 18,862,305	[1],[3]
Investment, Identifier [Axis]: Spartan 500 Index Pool Class C
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Spartan 500 Index Pool Class C [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust
EBP, Investment, Number of Shares | shares	401,894
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 130,559,373
Investment, Identifier [Axis]: Spartan Extended Market Index Pool Class C
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Spartan Extended Market Index Pool Class C [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust
EBP, Investment, Number of Shares | shares	67,478
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 12,842,384
Investment, Identifier [Axis]: Spartan Global ex US Index Pool Class C
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Spartan Global ex US Index Pool Class C [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust
EBP, Investment, Number of Shares | shares	64,155
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 11,932,866
Investment, Identifier [Axis]: T. Rowe Price Retirement Blend 2005 Trust Class B
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	T. Rowe Price Retirement Blend 2005 Trust Class B [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust
EBP, Investment, Number of Shares | shares	24,621
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 387,289
Investment, Identifier [Axis]: T. Rowe Price Retirement Blend 2010 Trust Class B
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	T. Rowe Price Retirement Blend 2010 Trust Class B [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust
EBP, Investment, Number of Shares | shares	38,498
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 620,967
Investment, Identifier [Axis]: T. Rowe Price Retirement Blend 2015 Trust Class B
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	T. Rowe Price Retirement Blend 2015 Trust Class B [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust
EBP, Investment, Number of Shares | shares	158,859
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 2,611,642
Investment, Identifier [Axis]: T. Rowe Price Retirement Blend 2020 Trust Class B
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	T. Rowe Price Retirement Blend 2020 Trust Class B [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust
EBP, Investment, Number of Shares | shares	361,454
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 6,086,883
Investment, Identifier [Axis]: T. Rowe Price Retirement Blend 2025 Trust Class B
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	T. Rowe Price Retirement Blend 2025 Trust Class B [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust
EBP, Investment, Number of Shares | shares	1,717,590
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 30,006,303
Investment, Identifier [Axis]: T. Rowe Price Retirement Blend 2030 Trust Class B
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	T. Rowe Price Retirement Blend 2030 Trust Class B [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust
EBP, Investment, Number of Shares | shares	3,385,210
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 62,321,710
Investment, Identifier [Axis]: T. Rowe Price Retirement Blend 2035 Trust Class B
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	T. Rowe Price Retirement Blend 2035 Trust Class B [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust
EBP, Investment, Number of Shares | shares	3,525,084
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 68,915,396
Investment, Identifier [Axis]: T. Rowe Price Retirement Blend 2040 Trust Class B
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	T. Rowe Price Retirement Blend 2040 Trust Class B [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust
EBP, Investment, Number of Shares | shares	3,782,604
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 77,619,034
Investment, Identifier [Axis]: T. Rowe Price Retirement Blend 2045 Trust Class B
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	T. Rowe Price Retirement Blend 2045 Trust Class B [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust
EBP, Investment, Number of Shares | shares	3,588,379
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 76,288,928
Investment, Identifier [Axis]: T. Rowe Price Retirement Blend 2050 Trust Class B
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	T. Rowe Price Retirement Blend 2050 Trust Class B [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust
EBP, Investment, Number of Shares | shares	3,263,200
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 69,865,109
Investment, Identifier [Axis]: T. Rowe Price Retirement Blend 2055 Trust Class B
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	T. Rowe Price Retirement Blend 2055 Trust Class B [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust
EBP, Investment, Number of Shares | shares	1,717,248
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 36,834,961
Investment, Identifier [Axis]: T. Rowe Price Retirement Blend 2060 Trust Class B
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	T. Rowe Price Retirement Blend 2060 Trust Class B [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust
EBP, Investment, Number of Shares | shares	917,034
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 20,715,805
Investment, Identifier [Axis]: T. Rowe Price Retirement Blend 2065 Trust Class B
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	T. Rowe Price Retirement Blend 2065 Trust Class B [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust
EBP, Investment, Number of Shares | shares	90,991
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 1,686,980
Investment, Identifier [Axis]: T. Rowe Price Stable Value Common Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	T. Rowe Price Stable Value Common Trust Fund [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust
EBP, Investment, Number of Shares | shares	20,627,617
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 20,627,617
Investment, Identifier [Axis]: T. Rowe Price U.S. Mid-Cap Growth Equity Trust Class D
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	T. Rowe Price U.S. Mid-Cap Growth Equity Trust Class D [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust
EBP, Investment, Number of Shares | shares	515,615
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 24,512,331
Investment, Identifier [Axis]: T. Rowe Price U.S. Mid-Cap Value Equity Trust Class D
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	T. Rowe Price U.S. Mid-Cap Value Equity Trust Class D [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust
EBP, Investment, Number of Shares | shares	237,293
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 11,226,351
Investment, Identifier [Axis]: T. Rowe Price U.S. Treasury Money Market Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	T. Rowe Price U.S. Treasury Money Market Trust [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust
EBP, Investment, Number of Shares | shares	26,615,802
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 26,615,802
Investment, Identifier [Axis]: Vanguard Equity Income Fund, Admiral
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Equity Income Fund, Admiral [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund
EBP, Investment, Number of Shares | shares	445,481
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 41,389,654
Investment, Identifier [Axis]: Vanguard Federal Money Market Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Federal Money Market Fund [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund
EBP, Investment, Number of Shares | shares	379,129
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 379,129
Investment, Identifier [Axis]: Vanguard Inflation-Protected Securities Fund, Admiral
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Inflation-Protected Securities Fund, Admiral [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund
EBP, Investment, Number of Shares | shares	144,395
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 3,316,747
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Participant Loan, Interest Rate	5.25%	[1],[2]
EBP, Asset Held for Investment, Participant Loan, Maturity Period	1 year	[1],[2]
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Participant Loan, Interest Rate	10.50%	[1],[2]
EBP, Asset Held for Investment, Participant Loan, Maturity Period	10 years	[1],[2]
Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 321,403,628
Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 692,277,731

[1]	Also referred to as notes receivable from participants
[2]	Indicates a party-in-interest to the Plan
[3]	Excludes deemed distributions of $212,234